Total
LifeGoal Home Down Payment Investment ETF
LifeGoal Home Down Payment Investment ETF
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Home Down Payment Investment Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LifeGoal Home Down Payment Investment ETF LifeGoal Home Down Payment Investment ETF
Management Fees	0.44%
Other Expenses	15.30%	[1]
Acquired Fund Fees and Expenses	0.15%	[2]
Total Annual Fund Operating Expenses	15.89%
Fee Waiver and Expense Reimbursements	(15.55%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.34%
[1]	Estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Home Down Payment Investment Fund and is not a direct expense incurred by the Home Down Payment Investment Fund or deducted from the Home Down Payment Investment Fund assets.
[3]	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the “Adviser”) and the Trust, on behalf of the Home Down Payment Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Home Down Payment Investment Fund to ensure that Total Annual Fund Operating Expenses for the Home Down Payment Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.194% of the Home Down Payment Investment Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Home Down Payment Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Home Down Payment Investment Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Home Down Payment Investment Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Home Down Payment Investment Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LifeGoal Home Down Payment Investment ETF | LifeGoal Home Down Payment Investment ETF | USD ($)	35	3,009	5,370	9,359

i.	LifeGoal Home Down Payment Investment ETF

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Home Down Payment Investment Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%
Other Expenses(1)	15.30%
Acquired Fund Fees and Expenses(2)	0.15%
Total Annual Fund Operating Expenses	15.89%
Fee Waiver and Expense Reimbursements(3)	(15.55%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.34%
(1)	Estimated for the current fiscal year.
(2)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Home Down Payment Investment Fund and is not a direct expense incurred by the Home Down Payment Investment Fund or deducted from the Home Down Payment Investment Fund assets.
(3)	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the “Adviser”) and the Trust, on behalf of the Home Down Payment Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Home Down Payment Investment Fund to ensure that Total Annual Fund Operating Expenses for the Home Down Payment Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.194% of the Home Down Payment Investment Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Home Down Payment Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Home Down Payment Investment Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Home Down Payment Investment Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Home Down Payment Investment Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$35	$3,009	$5,370	$9,359

LifeGoal Conservative Wealth Builder ETF
LifeGoal Conservative Wealth Builder ETF
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Conservative Wealth Builder Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LifeGoal Conservative Wealth Builder ETF LifeGoal Conservative Wealth Builder ETF
Management Fees	0.39%
Other Expenses	12.90%	[1]
Acquired Fund Fees and Expenses	0.14%	[2]
Total Annual Fund Operating Expenses	13.43%
Fee Waiver and Expense Reimbursements	(13.09%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.34%
[1]	Estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the General Conservative Investment Fund and is not a direct expense incurred by the General Conservative Investment Fund or deducted from the General Conservative Investment Fund assets.
[3]	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the “Adviser”) and the Trust, on behalf of the General Conservative Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the General Conservative Investment Fund to ensure that Total Annual Fund Operating Expenses for the General Conservative Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.204% of the General Conservative Investment Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the General Conservative Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Conservative Wealth Builder Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Conservative Wealth Builder Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Conservative Wealth Builder Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LifeGoal Conservative Wealth Builder ETF | LifeGoal Conservative Wealth Builder ETF | USD ($)	35	2,614	4,777	8,776

ii.	LifeGoal Conservative Wealth Builder ETF

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Conservative Wealth Builder Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Other Expenses(1)	12.90%
Acquired Fund Fees and Expenses(2)	0.14%
Total Annual Fund Operating Expenses	13.43%
Fee Waiver and Expense Reimbursements(3)	(13.09%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.34%
(1)	Estimated for the current fiscal year.
(2)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the General Conservative Investment Fund and is not a direct expense incurred by the General Conservative Investment Fund or deducted from the General Conservative Investment Fund assets.
(3)	Pursuant to an operating expense limitation agreement between LifeGoal Investments LLC (the “Adviser”) and the Trust, on behalf of the General Conservative Investment Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the General Conservative Investment Fund to ensure that Total Annual Fund Operating Expenses for the General Conservative Investment Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.204% of the General Conservative Investment Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the General Conservative Investment Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Conservative Wealth Builder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Conservative Wealth Builder Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Conservative Wealth Builder Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$35	$2,614	$4,777	$8,776

LifeGoal Wealth Builder ETF
LifeGoal Wealth Builder ETF
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Wealth Builder Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below, when buying or selling shares of the Wealth Builder Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LifeGoal Wealth Builder ETF LifeGoal Wealth Builder ETF
Management Fees	0.49%
Other Expenses	9.87%	[1]
Acquired Fund Fees and Expenses	0.19%	[2]
Total Annual Fund Operating Expenses	10.55%
Fee Waiver and Expense Reimbursements	(10.20%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.34%
[1]	Estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Wealth Builder Fund and is not a direct expense incurred by the Wealth Builder Fund or deducted from the Wealth Builder Fund assets.
[3]	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Wealth Builder Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Wealth Builder Fund to ensure that Total Annual Fund Operating Expenses for the Wealth Builder Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.154% of the Wealth Builder Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Wealth Builder Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Wealth Builder Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Wealth Builder Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Wealth Builder Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LifeGoal Wealth Builder ETF | LifeGoal Wealth Builder ETF | USD ($)	35	2,123	3,985	7,808

iii.	LifeGoal Wealth Builder ETF

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Wealth Builder Fund. You may pay other fees, such as brokage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below, when buying or selling shares of the Wealth Builder Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.49%
Other Expenses(1)	9.87%
Acquired Fund Fees and Expenses(2)	0.19%
Total Annual Fund Operating Expenses	10.55%
Fee Waiver and Expense Reimbursements(3)	(10.20%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	0.34%
(1)	Estimated for the current fiscal year.
(2)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Wealth Builder Fund and is not a direct expense incurred by the Wealth Builder Fund or deducted from the Wealth Builder Fund assets.
(3)	Pursuant to an operating expense limitation agreement between the Adviser and the Trust, on behalf of the Wealth Builder Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Wealth Builder Fund to ensure that Total Annual Fund Operating Expenses for the Wealth Builder Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 0.154% of the Wealth Builder Fund’s average net assets through December 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Wealth Builder Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Wealth Builder Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Wealth Builder Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Wealth Builder Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$35	$2,123	$3,985	$7,808